ASSETS HELD FOR SALE AND ACTIVELY MARKETED PROPERTY	9 Months Ended
Sep. 30, 2025
Real Estate [Abstract]
Asset Held for Sale and Actively Marketed Property	ASSETS HELD FOR SALE AND ACTIVELY MARKETED PROPERTY
Dole continuously reviews its assets in order to identify those that do not meet Dole’s future strategic direction or internal economic return criteria. As a result of this review, Dole has identified and is in the process of selling certain assets which are classified as either held for sale or actively marketed property. The assets that have been identified are available for sale in their present condition and an active program is underway to sell the properties. Dole is actively marketing these properties at a price that is in excess of book value. For property classified as held for sale, their sale is anticipated to occur during the ensuing year, while the timing of the sale of property classified as actively marketed is uncertain.
Assets held for sale
As of September 30, 2025 and December 31, 2024, assets held for sale were $1.7 million and $1.4 million, respectively, of property, plant and equipment. There were no liabilities held for sale as of September 30, 2025 and December 31, 2024. During the nine months ended September 30, 2025, Dole approved and committed to sell land and buildings in the Diversified Fresh Produce – EMEA reportable segment and transferred the related asset with a net book value of $1.7 million to assets held for sale. In the nine months ended September 30, 2025, Dole sold buildings in the Diversified Fresh Produce – EMEA segment with a net book value of $0.9 million at a total gain of $0.1 million. Also, during the nine months ended September 30, 2025, Dole sold machinery and equipment in the Diversified Fresh Produce – Americas & ROW segment with a net book value of $0.6 million at a total gain of $0.4 million. No assets held for sale were sold in the three and nine months ended September 30, 2024.
A rollforward of assets held for sale for the nine months ended September 30, 2025 was as follows:

Amount
(U.S. Dollars in thousands)
Balance as of December 31, 2024	$1,419
Additions	1,690
Sales	(1,482)
Foreign exchange impact	26
Balance as of September 30, 2025	$1,653
Actively marketed property
As of September 30, 2025 and December 31, 2024, actively marketed property was $55.9 million and $45.8 million, respectively, and consisted entirely of land in Hawaii in the Fresh Fruit reportable segment. In the nine months ended September 30, 2025, Dole approved a transfer of land in Hawaii with a net book value of $10.5 million to actively marketed property. In the nine months ended September 30, 2025, Dole sold actively marketed Hawaii land, as well as rights to wells and an easement, with a net book value of $0.4 million, at a total gain of $7.0 million. No actively marketed land was sold in the three and nine months ended September 30, 2024.
A rollforward of actively marketed property for the nine months ended September 30, 2025 was as follows:

Amount
(U.S. Dollars in thousands)
Balance as of December 31, 2024	$45,778
Additions	10,497
Land sales	(388)
Balance as of September 30, 2025	$55,887